Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 December 2008 to 08 January 2009

All values are in thousands of pounds sterling unless otherwise stated

Mortgage Asset Analysis

Analysis of Mortgage Trust Movements
	Current Period
	Number	£000's
Brought Forward	412,842	38,438,473
Replenishment	122,722	16,238,029
Repurchased	(4,537)	(643,957)
Redemptions	(4,807)	(1,097,857)
Losses	(32)	(1,080)
Capitalised Interest	0	2,662	( * see below )
Other Movements	0	513,807
Carried Forward	526,188	53,450,077

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,831,510	170,135,356
Repurchased	(594,104)	(51,710,519)
Redemptions	(824,355)	(72,156,533)
Losses	(558)	(12,710)
Capitalised Interest	0	287,506	( * see above )
Other Movements	0	507,763
Carried Forward	526,188	53,450,077

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 December 2008 to 08 January 2009

All values are in thousands of pounds sterling unless otherwise stated

Prepayment Rates
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	2.85%	29.34%
3 Month	6.60%	23.90%
12 Month	21.33%	21.33%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	1.67%	13.30%
3 Month	4.24%	12.90%
12 Month	17.02%	17.02%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	4.53%	42.64%
3 Month	10.84%	36.80%
12 Month	38.36%	38.36%

Asset Profiles
Weighted Average Seasoning	37.66	months
Weighted Average Loan size	£101,579.81
Weighted Average LTV	66.52%	*** (see below)
Weighted Average Indexed LTV	63.47%	using Halifax House Price Index
Weighted Average Indexed LTV	61.97%	using Nationwide House Price Index
Weighted Average Remaining Term	17.65	Years

Product Type Analysis	£000's	%
Variable Rate	10,941,231	20.47%
Fixed Rate	27,179,364	50.85%
Tracker Rate	15,329,482	28.68%
	53,450,077	100.00%

As at 08 January 2009 approximately 16.08% of the loans were flexible loans

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 December 2008 to 08 January 2009

All values are in thousands of pounds sterling unless otherwise stated

Repayment Method Analysis	£000's	%
Endowment	4,051,516	7.58%
Interest Only	21,241,061	39.74%
Repayment	28,157,501	52.68%
	53,450,077	100.00%

As at 08 January 2009 approximately 34.23% of the loans were written under Abbey's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	28,836,317	53.95%
Remortgage	24,613,760	46.05%
	53,450,077	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
03 January 2009	4.94%
03 December 2008	5.44%
01 November 2008	6.94%
01 May 2008	7.09%

Geographic Analysis
Region	Number	£000's	%
East Anglia	19,760	1,810,685	3.39%
East Midlands	27,611	2,352,414	4.40%
Greater London	91,236	12,329,733	23.07%
North	20,709	1,478,633	2.77%
North West	61,102	4,922,312	9.21%
Scotland	31,242	2,265,063	4.24%
South East	142,077	16,788,980	31.41%
South West	43,202	4,342,385	8.12%
Wales	24,291	1,870,494	3.50%
West Midlands	31,884	2,724,827	5.10%
Yorkshire and Humberside	32,666	2,535,438	4.74%
Unknown	408	29,111	0.05%
Total	526,188	53,450,077	100.00%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 December 2008 to 08 January 2009

All values are in thousands of pounds sterling unless otherwise stated

Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	44,979	1,686,500	3.16%	37.97
25.01 - 50.00	137,130	9,581,642	17.93%	40.38
50.01 - 75.00	200,232	22,941,912	42.92%	37.50
75.01 - 80.00	27,357	3,806,818	7.12%	33.87
80.01 - 85.00	39,590	6,022,881	11.27%	31.26
85.01 - 90.00	50,035	7,189,282	13.45%	34.02
90.01 - 95.00	26,865	2,221,043	4.16%	63.09
Total	526,188	53,450,078	100.00%	37.66

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	507,599	51,385,875	14	96.14%
1.00 - 1.99 months	10,079	1,168,069	7,974	2.19%
2.00 - 2.99 months	3,192	327,702	4,292	0.61%
3.00 - 3.99 months	1,710	181,033	3,106	0.34%
4.00 - 4.99 months	978	100,421	2,264	0.19%
5.00 - 5.99 months	682	73,092	1,877	0.14%
6.00 -11.99 months	1,313	147,306	5,440	0.28%
12 months and over	323	36,894	2,723	0.07%
Properties in Possession	312	29,685	2,949	0.06%
Total	526,188	53,450,077	30,639	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 December 2008 to 08 January 2009

All values are in thousands of pounds sterling unless otherwise stated

Movement in Shares of Trust
	Funding	Seller
	£000's	£000's
Balance Brought Forward	31,001,012	7,437,461
Replenishment of Assets	0	16,238,029
Acquisition by Funding	13,360,000	(13,360,000)
Distribution of Principal Receipts	(209,673)	(1,018,334)
Allocation of Losses	(901)	(179)
Share of Capitalised Interest	2,170	492
Payment Re Capitalised Interest	(2,170)	2,170
Balance Carried Forward	44,150,438	9,299,639

Carried Forward Percentage	82.60126%	17.39874%

Minimum Seller Share	3,153,727	5.90%

Cash Accumulation Ledger
	£000's
Brought Forward	1,069,409
Additional Amounts Accumulated	209,673
Payment of Notes	0
Carried Forward	1,279,082

Target Balance	1,278,565	payable on 15th January 2009

	1,278,565

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 December 2008 to 08 January 2009

All values are in thousands of pounds sterling unless otherwise stated

Excess Spread *
Quarter to 15/10/08	0.4164%
Quarter to 15/07/08	0.3592%
Quarter to 15/04/08	0.3174%
Quarter to 15/01/08	0.5229%

*Excess spread is calculated by reference to deferred consideration
(determined according to relevant accounting policies) for the period, adjusted for non-cash related items and items relating to amounts falling due after transfers to the first and second reserve funds in the
Funding Revenue Priority of Payments, expressed as a percentage of the average note balance over that period.

Reserve Funds	First Reserve	Second Reserve	Funding Reserve
Balance as at 15/10/08	£563,000,000.00	£0.00	£10,000,000.00
Required Amount as at 15/01/09	£830,000,000.00	£0.00	£0.00
Percentage of Notes	1.24%	0.00%	0.02%
Percentage of Funding Share	1.28%	0.00%	0.02%

Notes Outstanding
	£000's	Enhancement
AAA Notes Outstanding	42,258,945	8.84%
AA Notes Outstanding	1,336,725	5.89%
A Notes Outstanding	464,856	4.86%
BBB Notes Outstanding	1,179,385	2.25%
BB Notes Outstanding	190,000	1.83%
Total	45,239,911

Properties in Possession

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 December 2008 to 08 January 2009

All values are in thousands of pounds sterling unless otherwise stated

Stock
	Current Period
	Number	£000's
Brought Forward	315	33,667
Repossessed in Period	76	7,872
Sold in Period	(79)	(11,854)
Carried Forward	312	29,685

	Cumulative
	Number	£000's
Repossessed to date	2,564	411,846
Sold to date	(2,252)	(382,161)
Carried Forward	312	29,685

Repossession Sales Information
Average time Possession to Sale	107	Days
Average arrears at time of Sale	£6,878

MIG Claim Status **
	Number	£000's
MIG Claims made	199	1,396

**On the 14th October, 2005, Abbey exercised its right to cancel all relevant MIG policies and therefore, none of the mortgage loans in the portfolio are currently covered by a MIG policy.

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance falls below £39bn for two consecutive distribution dates. *

* On 19th December 2008, mortgage backed notes totalling £13.36 billion equivalent were issued via
Holmes Master Issuer 2008-2, to support this the Trust Property was increased to £52.96 billion.
The restructure of the Trust means that the new minimum trust size will be £52bn. The Final Terms
Documentation for HMI 2008-2 can be found at www.holmesreporting.com.

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (1908) 343836
Facsimilie : +44 (1908) 343019
Email : Securitisation@Abbey.com
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 December 2008 to 08 January 2009

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	6.21000%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	6.21000%	1.75%
Series 4 Class A 1	Holmes Financing No. 8	AAA/Aaa/AAA	£900,000,000	6.21000%	0.15%
Series 4 Class A 2	Holmes Financing No. 8	AAA/Aaa/AAA	$500,000,000	4.75250%	0.14%
Series 4 Class B	Holmes Financing No. 8	AA/Aa3/AA	£39,900,000	6.21000%	0.30%
Series 4 Class C	Holmes Financing No. 8	BBB/Baa2/BBB	£68,000,000	6.21000%	0.90%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 740,000,000	5.31800%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£400,000,000	6.21000%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	6.21000%	0.09%
Series 3 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	€ 1,000,000,000	5.31800%	0.07%
Series 3 Class B1	Holmes Financing No. 10	AA/Aa3/AA	€ 37,000,000	5.31800%	0.12%
Series 3 Class B2	Holmes Financing No. 10	AA/Aa3/AA	£27,500,000	6.21000%	0.12%
Series 3 Class M1	Holmes Financing No. 10	A/A2/A	€ 34,000,000	5.31800%	0.20%
Series 3 Class M2	Holmes Financing No. 10	A/A2/A	£20,000,000	6.21000%	0.20%
Series 3 Class C1	Holmes Financing No. 10	BBB/Baa2/BBB	€ 52,500,000	5.31800%	0.40%
Series 3 Class C2	Holmes Financing No. 10	BBB/Baa2/BBB	£22,000,000	6.21000%	0.40%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	4.75250%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	6.21000%	0.09%
Series 2 Class A	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$1,500,000,000	4.75250%	0.06%
Series 2 Class B	Holmes Master Issuer 2006-1	AA/Aa3/AA	$35,000,000	4.75250%	0.12%
Series 2 Class M	Holmes Master Issuer 2006-1	A/A2/A	$30,000,000	4.75250%	0.19%
Series 2 Class C	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	$40,000,000	4.75250%	0.39%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	4.75250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	5.31800%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	6.21000%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	5.31800%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	6.21000%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	5.31800%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	6.21000%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	5.31800%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	6.21000%	0.42%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	4.75250%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000	5.31800%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000	5.31800%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	6.21000%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	4.75250%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000	5.31800%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	6.21000%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	4.75250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	5.31800%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	6.21000%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	5.31800%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	6.21000%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	5.31800%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	6.21000%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	5.31800%	0.42%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 December 2008 to 08 January 2009

All values are in thousands of pounds sterling unless otherwise stated

Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	6.21000%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	4.75250%	0.10%
Series 2 Class A	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	CAD 600,000,000	2.49333%	0.08%
Series 2 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$2,750,000,000	4.75250%	0.05%
Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	4.75250%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	5.31800%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	6.21000%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	4.75250%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	5.31800%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	6.21000%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	4.75250%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	5.31800%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	6.21000%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	4.75250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	5.31800%	0.09%
Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	6.21000%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	4.75250%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,854,466,000	5.38800%	0.10%
Series 1 Class A2	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,114,720,000	5.42500%	0.11%
Series 1 Class A3	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 2,491,776,000	4.81300%	0.12%
Series 1 Class B	Holmes Master Issuer 2007-3	AA/Aa3/AA	£124,000,000	6.21000%	1.00%
Series 1 Class M	Holmes Master Issuer 2007-3	A/A2/A	£127,000,000	6.21000%	1.60%
Series 1 Class C	Holmes Master Issuer 2007-3	BBB/Baa2/BBB	£250,000,000	6.21000%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 2,257,200,000	4.74800%	0.12%
Series 1 Class A2	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 4,514,400,000	4.75000%	0.12%
Series 1 Class A3	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,003,200,000	5.38800%	0.12%
Series 1 Class A4	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,630,200,000	5.42500%	0.12%
Series 1 Class B	Holmes Master Issuer 2008-1	AA/Aa3/AA	£370,000,000	6.21000%	1.00%
Series 1 Class M	Holmes Master Issuer 2008-1	A/A2/A	£120,000,000	6.21000%	1.60%
Series 1 Class C	Holmes Master Issuer 2008-1	BBB/Baa2/BBB	£250,000,000	6.21000%	2.25%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 December 2008 to 08 January 2009

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1
02Q3	-	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-
03Q3	600	-	-	-	-	-	-	-	-
03Q4	-	-	-	-	-	-	-	-	-
04Q1	-	-	-	-	-	-	-	-	-
04Q2	-	-	-	-	-	-	-	-	-
04Q3	-	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-
05Q2	-	1,001	-	-	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-
05Q4	-	-	-	-	-	-	-	-	-
06Q1	-	-	-	-	-	-	-	-	-
06Q2	-	-	-	-	-	-	-	-	-
06Q3	-	-	-	-	-	-	-	-	-
06Q4	-	-	1,018	-	-	-	-	-	-
07Q1	-	812	-	-	-	-	-	-	-
07Q2	-	-	-	-	-	-	-	-	-
07Q3	575	-	-	679	-	-	-	-	-
07Q4	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	-	771	-	-	-
08Q2	-	221	-	388	-	600	715	-	-
08Q3	-	221	-	388	-	-	715	-	-

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 December 2008 to 08 January 2009

All values are in thousands of pounds sterling unless otherwise stated

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1
08Q3	-	-	-	-	-	-	-	-	-
08Q4	-	221	1,272	-	-	-	-	-	-
09Q1	-	1,171	-	-	-	-	-	-	-
09Q2	-	-	-	342	-	-	-	-	-
09Q3	-	-	-	342	397	-	-	-	-
09Q4	-	-	-	-	397	-	-	-	-
10Q1	-	-	453	-	-	386	-	-	-
10Q2	-	-	453	-	-	386	1,664	-	-
10Q3	250	-	600	-	-	-	-	-	-
10Q4	-	-	-	1,526	1,632	-	-	-	-
11Q1	-	-	-	-	-	-	-	-	-
11Q2	-	-	-	-	-	2,649	654	-	-
11Q3	-	-	-	-	-	-	654	-	-
11Q4	-	-	-	-	-	-	654	-	-
12Q1	-	-	-	-	-	-	-	918	-
12Q2	-	-	-	-	-	-	-	918	-
12Q3	-	-	-	-	-	-	377	918	-
12Q4	-	-	-	-	-	515	-	-	-
13Q1	-	-	-	-	-	-	-	742	-
13Q2	-	-	-	-	-	-	-	742	-
13Q3	-	-	-	-	-	-	-	742	-
13Q4	-	-	-	-	-	-	-	-	-
14Q1	-	-	-	-	-	-	-	593	-
14Q2	-	-	-	-	-	-	-	593	-
14Q3	-	-	-	-	-	-	-	593	-
14Q4	-	-	-	-	-	-	-	-	7,500
15Q1	-	-	-	-	-	-	-	-	-